Subsequent Events (Details) - Subsequent Event [Member] € in Millions	Mar. 31, 2025 EUR (€)	Mar. 27, 2025 USD ($)	Mar. 24, 2025 USD ($) shares	Mar. 03, 2025 USD ($) shares
Subsequent Events [Line Items]
Purchase amount | $				$ 10,000,000
Purchase agreement percentage				97.00%
Advance notice | shares			31,746
Gross proceeds | $		$ 104
Total consideration | $			$ 1
Polish subsidiary amount | €	€ 12
Fund costs rate	80.00%
American Depositary Shares [Member]
Subsequent Events [Line Items]
Purchase of warrants | shares				28,784
Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase of warrants | shares				3,022,796